Risk Management Section - Aging Analysis (Past Due But Performing) ING Bank consumer lending portfolio, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 836,747	€ 834,170
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	4,352	3,970
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,464	3,368
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	724	532
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 163	€ 70